UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30,2020

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

ANNUAL REPORT

NOVEMBER 30, 2020

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	4
Schedules of Investments	9
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	35
Report of Independent Registered Public Accounting Firm	45
Supplemental Information	46
Expense Examples	56

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the Annual Report for the following Funds for the one-year period ending November 30, 2020:

•	Zacks All-Cap Core Fund
•	Zacks Small-Cap Core Fund
•	Zacks Dividend Fund

This past year was a year everyone will remember, but mostly for its challenges and hardships. From a pure investment standpoint, it was a strong year – the S&P 500 pushed higher, despite a steep bear market in the spring. A resilient 2020 followed strong market returns in 2019. Effectively, what happened is that the combined fiscal and monetary stimulus in response to the pandemic boosted stock prices. The concern is that the same forces that supported the market must at some point be dialed back. Risk must return to the markets, and now is a good time for investors to remember that trees do not grow to the sky. It is imperative that investors resist the siren call of over-allocating to higher risk strategies in the current environment.

Technology was the best performing sector for the year, while the worst performing sectors were Energy, Real Estate, and Financials.

With interest rates being substantially pulled down by the Federal Reserve, companies with potential earnings years in the future became more valuable than companies whose earnings occur in the immediate future. The net result was a rotation out of value stocks and into growth stocks. This trend could reverse in 2021 and we might see some rotation from high valuation growth stocks into lower valuation sectors as inflation starts to pick up.

All-Cap Core Fund

The Zacks All-Cap Core Fund Institutional Class returned 13.84% for the one-year period ending November 30, 2020, underperforming the Russell 3000 which returned 19.02% for the same period.

Large cohort of low-quality stocks such high short interest relative to shares outstanding, and high debt relative to market cap did extremely well this year. By our qualitative evaluation, we underweight such companies. Similarly, few mega cap growth stocks, where we were constrained by our policy max weight, also performed far ahead of benchmark.

Zacks Small-Cap Core Fund

The Zacks Small-Cap Core Fund Institutional Class returned -8.28% for the one-year period ending November 30, 2020, underperforming its benchmark, the Russell 2000 Index, which returned 13.59%. There was a wide disparity between growth and value stocks within the small cap universe, with growth dramatically outperforming value. We also saw small-cap companies with low short interest relative to shares outstanding substantially underperform companies with high short interest relative to shares outstanding. Our anticipation is that as the market and economy returns to normal in 2021 higher-quality small cap names will begin to outperform, as they have historically, which should help performance.

1

In the small cap space, the Materials, Financials, Technology, Energy and Industrial sectors outperformed. Consumer Staples and Utilities underperformed. Our underweight to Materials, Technology, and Financial sectors hurt the relative performance. Our overweight to Industrials and Energy sectors and underweight to Utility sector helped the relative performance.

If market expectations about vaccines and therapeutics ending the health crisis in the near future, continued monetary and fiscal stimulus measures, and faster and stronger revival of economic growth are realized, then small-cap stocks could produce strong gains in 2021.

Zacks Dividend Fund

The Zacks Dividend Fund Institutional Class returned -0.89% for the one-year period ending November 2020, underperforming its benchmark, the Russell 1000 Value Index, which returned 1.72%.

The portfolio’s overweight to Financials contributed to performance as the sector rebounded, trailing only the Energy sector in the fourth quarter. As the yield curve steepens financial stocks stand to benefit from higher margins and stronger revenue. Banks navigated a challenging environment in 2020 exhibiting their well-capitalized position moving forward.

Our overweight to Consumer Staples and Health Care, and our underweight to Industrials and Consumer Discretionary, hurt our relative performance for the quarter. On a stock specific level, Lockheed Martin Corp. and Amgen Inc. were among the largest detractors from the portfolio’s performance. Cost issues with Lockheed Martin’s F-35 fighter jet, accounting for 27% of the company’s sales, raised concerns within the Defense Department’s annual review program. The necessary cost reductions will arguably hurt operating results for the company. Amgen’s shares steadily underperformed the industry’s over the past year, as increasing competition for its legacy products put a drag on revenues. Pipeline setbacks for various drugs will be another headwind as the company moves forward.

Going forward, we see a constructive environment for value stocks (which tend to be dividend payers). Historically, as market concentration diminishes following a recession, investors look to beaten-down sectors and stocks. This may drive a rotation to value, which could also be supported by positive vaccine news in the 1st half of the new year.

Conclusion

From an economic recovery standpoint, mass immunization is likely to fuel a mid to late year upswing in economic activity. I think this resurgence will be robust, with a ‘wall of liquidity’ ready to be unleashed in the economy. I also think we could see a positive feedback loop between increasing consumer confidence and increasing business confidence and spending, which should drive economic and corporate profit growth higher in 2020. I tend to believe the U.S. economy will grow faster than many expect.

For investors, there are likely to be quite a few distractions over the next few months, and I have little doubt it will be a very challenging winter for businesses. But as I have said many times before, the stock market does not tend to be concerned with what is happening in the moment – it is almost always looking ahead. In 2021, I think the market will see a lot of liquidity, pent-up demand, and the potential for accelerating earnings and GDP growth.

Sincerely,

Mitchel Zacks

Portfolio Manager

Zacks Funds

2

The views in this letter were as of November 30th and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Risk Disclosure

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk. As part of its investment strategies, the Zacks Small-Cap Core Fund will sell stocks short. There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Market Turbulence Resulting from COVID-19. The outbreak of COVID-19 has negatively affected the worldwide economy, individual countries, individual companies and the market in general. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund.

3

Zacks All-Cap Core Fund

FUND PERFORMANCE at November 30, 2020 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Institutional Class shares with a similar investment in the Russell 3000 Index during the periods shown. Results include the reinvestment of all dividends and capital gain.

The Russell 3000 Index is a broad representation of the U.S. equity market. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2020	1 Year	5 Years	10 Years
Institutional Class[1]	13.84%	11.81%	11.95%
Russell 3000 Index	19.02%	13.95%	14.04%
¹	Performance for periods prior to April 16, 2018, reflect performance of the Investor Class, which were re-designated as Institutional Class shares on April 16, 2018. The Investor Class shares were subject to a distribution fee pursuant to a Rule 12b-1 Plan and therefore had a higher expense ratio than the Institutional Class. The distribution fee is reflected in the Fund’s performance for periods prior to April 16, 2018. Prior to October 31, 2016, the Investor Class shares of the Fund were designated as Class A shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Institutional Class shares were 1.28% and 1.00%, respectively, which were the amounts stated in the current summary prospectus dated April 1, 2020. For the Fund’s most current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.00% of the average daily net assets for Institutional Class shares of the Fund. This agreement is in effect until March 31, 2023 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

4

Zacks Small-Cap Core Fund

FUND PERFORMANCE at November 30, 2020 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 2000 Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2020	1 Year	5 Years	Since Inception	Inception Date
Investor Class	-8.54%	4.95%	8.94%	06/30/11
Institutional Class[1]	-8.28%	5.23%	9.22%	02/28/14
Russell 2000 Index	13.59%	10.25%	10.25%	06/30/11

[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.53% and 1.39%, respectively, and for Institutional Class shares were 1.28% and 1.14%, respectively, which were the amounts stated in the current prospectus dated April 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39% and 1.14% of the average daily net assets of the Investor Class, and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2023 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would be lower.

5

Zacks Small-Cap Core Fund

FUND PERFORMANCE at November 30, 2020 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

6

Zacks Dividend Fund

FUND PERFORMANCE at November 30, 2020 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 1000 Value Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is a subset of the Russell 3000 Index. The Russell 1000 Value Index (maintained by the Russell Investment Group) comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2020	1 Year	5 Years	Since Inception	Inception Date
Investor Class	-1.11%	8.38%	8.12%	01/31/14
Institutional Class[1]	-0.89%	8.64%	8.39%	01/31/17
Russell 1000 Value Index	1.72%	8.44%	8.39%	01/31/14

[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.43% and 1.30%, respectively, and for the Institutional Class shares were 1.18% and 1.05%, respectively, which were the amounts stated in the current prospectus dated April 1, 2020. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% and 1.05% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

7

Zacks Dividend Fund

FUND PERFORMANCE at November 30, 2020 (Unaudited) - Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

8

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS — 98.0%
	BASIC MATERIALS — 2.5%
4,083	Celanese Corp.[1]	$528,055
7,014	International Paper Co.[1]	347,053
2,568	PPG Industries, Inc.[1]	376,905
		1,252,013
	COMMUNICATIONS — 14.5%
505	Alphabet, Inc. - Class A*	885,972
168	Alphabet, Inc. - Class C*	295,804
520	Amazon.com, Inc.*	1,647,381
6,898	Cisco Systems, Inc.	296,752
3,338	Expedia Group, Inc.	415,548
3,890	Facebook, Inc. - Class A*	1,077,413
2,390	Nice Ltd. - ADR*,[1,2]	582,491
3,798	T-Mobile US, Inc.*	504,906
5,655	Verizon Communications, Inc.	341,618
17,764	ViacomCBS, Inc.[1]	626,714
3,767	Walt Disney Co.	557,554
		7,232,153
	CONSUMER, CYCLICAL — 8.6%
5,880	Best Buy Co., Inc.	639,744
3,283	Home Depot, Inc.	910,737
1,663	Marriott International, Inc. - Class A	210,985
3,522	NIKE, Inc. - Class B	474,413
12,373	PulteGroup, Inc.	539,834
5,390	Starbucks Corp.	528,328
12,220	Univar Solutions, Inc.*	218,738
5,155	Walmart, Inc.	787,633
		4,310,412
	CONSUMER, NON-CYCLICAL — 24.4%
3,553	AbbVie, Inc.	371,573
2,248	Amedisys, Inc.*	550,288
2,205	Amgen, Inc.	489,598
3,951	Baxter International, Inc.	300,553
6,401	Bristol-Myers Squibb Co.	399,423
1,250	Cintas Corp.[1]	444,125
6,038	Coca-Cola Co.	311,561
9

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
5,574	Colgate-Palmolive Co.[1]	$477,357
3,461	CVS Health Corp.	234,621
2,756	Danaher Corp.	619,080
4,135	Edwards Lifesciences Corp.*,[1]	346,885
3,614	Hershey Co.	534,475
4,472	Johnson & Johnson	647,009
1,807	Laboratory Corp. of America Holdings*	361,111
7,776	Merck & Co., Inc.	625,113
1,286	Molina Healthcare, Inc.*	262,511
1,479	Moody's Corp.1	417,581
1,851	PayPal Holdings, Inc.*	396,336
5,236	PepsiCo, Inc.	755,188
6,891	Procter & Gamble Co.	956,953
14,578	Sabre Corp.	164,003
1,531	Stryker Corp.	357,335
2,848	Sysco Corp.	203,034
1,020	Teladoc Health, Inc.*	202,745
957	Thermo Fisher Scientific, Inc.	444,986
3,304	Tyson Foods, Inc. - Class A	215,421
2,530	UnitedHealth Group, Inc.	850,940
1,127	Vertex Pharmaceuticals, Inc.*	256,674
		12,196,479
	ENERGY — 2.3%
5,788	Chevron Corp.	504,598
6,673	ConocoPhillips	263,984
11,217	Devon Energy Corp.[1]	156,926
3,391	Phillips 66[1]	205,426
		1,130,934
	FINANCIAL — 12.6%
4,715	American Express Co.	559,152
2,744	Ameriprise Financial, Inc.[1]	508,299
1,409	Assurant, Inc.[1]	181,930
26,064	Bank of America Corp.	733,962
445	BlackRock, Inc.	310,766
2,665	Crown Castle International Corp. - REIT[1]	446,574
4,227	Equity LifeStyle Properties, Inc. - REIT	247,660
10

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
11,424	Hartford Financial Services Group, Inc.[1]	$504,941
4,801	JPMorgan Chase & Co.	565,942
20,122	KeyCorp	311,086
4,747	Marsh & McLennan Cos., Inc.[1]	544,196
8,667	MetLife, Inc.	400,155
2,726	Mid-America Apartment Communities, Inc. - REIT	343,912
7,011	State Street Corp.	494,135
3,093	Western Alliance Bancorp	158,578
		6,311,288
	INDUSTRIAL — 8.7%
1,291	Boeing Co.	272,027
3,553	Caterpillar, Inc.[1]	616,765
1,058	Deere & Co.	276,794
2,432	FedEx Corp.[1]	696,962
3,063	Honeywell International, Inc.	624,607
2,031	Lockheed Martin Corp.	741,315
4,502	MasTec, Inc.*,[1]	255,308
2,787	Republic Services, Inc.	269,559
1,016	Rockwell Automation, Inc.	259,649
2,603	Tetra Tech, Inc.	310,408
		4,323,394
	TECHNOLOGY — 22.3%
2,456	Accenture PLC - Class A1,2	611,765
3,951	Advanced Micro Devices, Inc.*,[1]	366,100
2,046	ANSYS, Inc.*,[1]	691,671
14,333	Apple, Inc.	1,706,344
6,340	Applied Materials, Inc.	522,923
1,427	CACI International, Inc. - Class A*	338,613
3,767	Cadence Design Systems, Inc.*	438,102
6,285	Fortinet, Inc.*	774,500
5,452	Intel Corp.	263,604
980	Intuit, Inc.	344,980
2,481	Manhattan Associates, Inc.*,[1]	253,657
7,194	Microsoft Corp.	1,540,020
1,776	NVIDIA Corp.	952,043
2,305	salesforce.com, Inc.*	566,569
11

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
3,850	Skyworks Solutions, Inc.	$543,504
3,853	Synaptics, Inc.*,[1]	299,648
2,267	Synopsys, Inc.*	515,742
2,695	Texas Instruments, Inc.	434,569
		11,164,354
	UTILITIES — 2.1%
5,482	American Electric Power Co., Inc.	465,367
4,152	NextEra Energy, Inc.	305,545
4,808	Southern Co.	287,759
		1,058,671
	TOTAL COMMON STOCKS
	(Cost $34,325,615)	48,979,698

SHORT-TERM INVESTMENTS — 19.4%
Units
COLLATERAL FOR SECURITIES LOANED — 17.5%
8,713,098	Securities Lending Fund II, LLC [3]	8,713,098

Principal Amount
$964,181	UMB Money Market Fiduciary, 0.01% [4]	964,181
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,677,279)	9,677,279

	TOTAL INVESTMENTS — 117.4%
	(Cost $44,002,894)	58,656,977

	Liabilities in Excess of Other Assets — (17.4)%	(8,699,838)
	TOTAL NET ASSETS — 100.0%	$49,957,139

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $8,519,378 at November 30, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

12

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	24.4%
Technology	22.3%
Communications	14.5%
Financial	12.6%
Industrial	8.7%
Consumer, Cyclical	8.6%
Basic Materials	2.5%
Energy	2.3%
Utilities	2.1%
Total Common Stocks	98.0%
Short-Term Investments	19.4%
Total Investments	117.4%
Liabilities in Excess of Other Assets	(17.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

13

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS — 97.4%
	BASIC MATERIALS — 3.9%
5,270	Clearwater Paper Corp.*	$183,976
4,107	Hawkins, Inc.	206,089
67,724	Hecla Mining Co.[1]	323,721
6,398	Innospec, Inc.	526,491
4,968	Orion Engineered Carbons S.A.[2]	77,302
4,538	Stepan Co.	527,134
		1,844,713
	COMMUNICATIONS — 2.2%
50,519	A10 Networks, Inc.*	403,142
36,179	Quotient Technology, Inc.*	269,533
2,082	Stamps.com, Inc.*,[1]	390,292
		1,062,967
	CONSUMER, CYCLICAL — 14.8%
14,709	Bally's Corp.	653,521
15,537	Cannae Holdings, Inc.*	612,469
1,951	Cavco Industries, Inc.*	351,199
4,970	Dana, Inc.	83,695
39,114	Forestar Group, Inc.*	761,158
37,629	Green Brick Partners, Inc.*	819,183
4,552	Johnson Outdoors, Inc. - Class A	380,547
20,189	Knoll, Inc.[1]	275,782
10,107	Marine Products Corp.	155,850
14,852	MDC Holdings, Inc.[1]	716,906
23,045	Rush Enterprises, Inc. - Class A	883,315
24,614	Superior Group of Cos., Inc.	535,108
13,275	Systemax, Inc.	408,472
7,295	Titan Machinery, Inc.*	133,280
5,458	Triton International Ltd./Bermuda[2]	247,029
		7,017,514
	CONSUMER, NON-CYCLICAL — 20.7%
3,264	Amedisys, Inc.*,[1]	798,995
11,991	ASGN, Inc.*	937,456
151,095	Axcella Health, Inc.*,[1]	861,241
5,504	Barrett Business Services, Inc.	367,172
11,286	CBIZ, Inc.*	273,347
14

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
9,551	Central Garden & Pet Co.*	$382,422
12,958	Concert Pharmaceuticals, Inc.*	147,721
6,206	CRA International, Inc.	284,545
11,150	Cross Country Healthcare, Inc.*	97,005
20,259	Darling Ingredients, Inc.*,[1]	978,105
7,683	Ensign Group, Inc.[1]	552,177
14,470	Herc Holdings, Inc.*,[1]	828,842
46,920	MeiraGTx Holdings plc*,[2]	662,510
998	Nevro Corp.*,[1]	160,927
5,575	Novocure Ltd.*,[1,2]	700,499
83,705	Organogenesis Holdings, Inc.*	431,081
1,465	Providence Service Corp.*,[1]	198,932
1,422	Quidel Corp.*,[1]	277,361
38,539	scPharmaceuticals, Inc.*	355,330
4,086	Surmodics, Inc.*,[1]	152,980
53,963	X4 Pharmaceuticals, Inc.*	356,156
		9,804,804
	FINANCIAL — 15.3%
5,371	Aaron's Holdings Co., Inc.	337,997
14,301	Artisan Partners Asset Management, Inc. - Class A	643,545
22,869	Bancorp, Inc.*	269,854
26,781	Bank of NT Butterfield & Son Ltd.[2]	847,887
13,837	Brightsphere Investment Group, Inc.	244,915
8,669	Cohen & Steers, Inc.[1]	613,505
10,746	Community Trust Bancorp, Inc.	363,752
22,191	ConnectOne Bancorp, Inc.	393,446
34,566	Ellington Financial, Inc. - REIT[1]	497,750
11,831	First Mid Bancshares, Inc.[1]	355,522
3,655	Flagstar Bancorp, Inc.	128,071
1,286	Heartland Financial USA, Inc.	50,128
5,919	McGrath RentCorp[1]	376,685
10,813	OFG Bancorp[2]	181,118
37,509	Ready Capital Corp. - REIT[1]	485,367
10,674	Republic Bancorp, Inc. - Class A1	376,792
33,305	Retail Value, Inc. - REIT[1]	512,897
7,700	Sculptor Capital Management, Inc.	108,416
15

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,540	Sierra Bancorp	$55,880
2,199	Virtus Investment Partners, Inc.	393,357
		7,236,884
	INDUSTRIAL — 25.9%
16,242	Altra Industrial Motion Corp.[1]	921,896
3,943	American Woodmark Corp.*,[1]	345,052
24,693	Atkore International Group, Inc.*	962,533
15,143	Cornerstone Building Brands, Inc.*,[1]	132,350
8,617	CSW Industrials, Inc.	924,518
4,775	EnPro Industries, Inc.	338,118
79,447	General Finance Corp.*	646,699
24,797	Gorman-Rupp Co.[1]	815,821
26,985	Heritage-Crystal Clean, Inc.*	520,001
35,368	JELD-WEN Holding, Inc.*	855,552
25,681	Louisiana-Pacific Corp.	879,061
1,138	Masonite International Corp.*,[1,2]	113,857
11,601	Moog, Inc. - Class A	897,453
22,479	Mueller Industries, Inc.	736,412
62,613	Mueller Water Products, Inc. - Class A	743,216
4,550	PAM Transportation Services, Inc.*	209,755
38,255	PGT Innovations, Inc.*,[1]	712,308
4,514	Plexus Corp.*	337,241
14,837	Raven Industries, Inc.[1]	374,189
2,339	SPX Corp.*,[1]	119,827
5,360	UFP Industries, Inc.[1]	287,564
17,705	Universal Logistics Holdings, Inc.	380,834
		12,254,257
	TECHNOLOGY — 10.8%
35,122	Amkor Technology, Inc.*	517,698
3,223	CACI International, Inc. - Class A*	764,786
16,174	CEVA, Inc.*	635,315
20,659	eGain Corp.*,[1]	234,273
2,855	MACOM Technology Solutions Holdings, Inc.*,[1]	127,562
10,159	Progress Software Corp.	407,376
33,408	SecureWorks Corp. - Class A*	377,176
8,931	SPS Commerce, Inc.*	920,518
16

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
20,538	Tenable Holdings, Inc.*	$739,573
5,410	TTEC Holdings, Inc.	366,041
		5,090,318
	UTILITIES — 3.8%
3,522	MGE Energy, Inc.[1]	241,856
12,503	Middlesex Water Co.	856,330
15,888	RGC Resources, Inc.[1]	385,443
4,957	Southwest Gas Holdings, Inc.	318,487
		1,802,116
	TOTAL COMMON STOCKS
	(Cost $41,173,331)	46,113,573

SHORT-TERM INVESTMENTS — 13.2%
Units
COLLATERAL FOR SECURITIES LOANED — 12.4%
5,872,090	Securities Lending Fund II, LLC [3]	5,872,090

Principal Amount
$354,579	UMB Money Market Fiduciary, 0.01% [4]	354,579
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,226,669)	6,226,669

	TOTAL INVESTMENTS — 110.6%
	(Cost $47,400,000)	52,340,242

	Liabilities in Excess of Other Assets — (10.6)%	(5,023,180)
	TOTAL NET ASSETS — 100.0%	$47,317,062

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $5,538,900 at November 30, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

17

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	25.9%
Consumer, Non-cyclical	20.7%
Financial	15.3%
Consumer, Cyclical	14.8%
Technology	10.8%
Basic Materials	3.9%
Utilities	3.8%
Communications	2.2%
Total Common Stocks	97.4%
Short-Term Investments	13.2%
Total Investments	110.6%
Liabilities in Excess of Other Assets	(10.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

18

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS — 96.8%
	BASIC MATERIALS — 4.9%
4,134	Air Products and Chemicals, Inc.	$1,158,099
8,701	Celanese Corp.[1]	1,125,300
12,399	Eastman Chemical Co.[1]	1,207,662
15,023	International Paper Co.[1]	743,338
12,399	LyondellBasell Industries N.V. - Class A1,2	1,055,155
		5,289,554
	COMMUNICATIONS — 9.8%
57,844	AT&T, Inc.	1,663,015
45,455	Cisco Systems, Inc.	1,955,474
38,692	Comcast Corp. - Class A1	1,943,886
24,412	Thomson Reuters Corp.[1,2]	1,936,604
48,455	Verizon Communications, Inc.	2,927,167
		10,426,146
	CONSUMER, CYCLICAL — 6.9%
12,768	Home Depot, Inc.	3,541,971
25,167	Walmart, Inc.	3,845,266
		7,387,237
	CONSUMER, NON-CYCLICAL — 29.4%
15,023	AbbVie, Inc.	1,571,105
22,912	Altria Group, Inc.	912,585
6,024	Amgen, Inc.	1,337,569
16,523	Bristol-Myers Squibb Co.	1,031,035
33,056	Coca-Cola Co.	1,705,690
43,200	Corteva, Inc.	1,655,424
21,412	CVS Health Corp.	1,451,519
19,154	Gilead Sciences, Inc.	1,162,073
20,288	Johnson & Johnson	2,935,268
17,654	Medtronic PLC[2]	2,007,260
24,043	Merck & Co., Inc.	1,932,817
28,553	Mondelez International, Inc. - Class A1	1,640,370
17,278	PepsiCo, Inc.	2,492,006
64,609	Pfizer, Inc.	2,475,171
23,667	Philip Morris International, Inc.	1,792,775
25,167	Procter & Gamble Co.	3,494,941
25,228	Tyson Foods, Inc. - Class A	1,644,866
19

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
8,016	Viatris, Inc.*	$134,829
		31,377,303
	ENERGY — 6.1%
21,033	Chevron Corp.[1]	1,833,657
28,177	ConocoPhillips[1]	1,114,682
33,056	Exxon Mobil Corp.	1,260,425
83,766	Kinder Morgan, Inc.	1,204,555
17,654	Phillips 66[1]	1,069,480
		6,482,799
	FINANCIAL — 23.4%
34,932	Aflac, Inc.	1,534,563
14,654	Arthur J. Gallagher & Co.[1]	1,691,218
31,556	Bank of America Corp.	888,617
3,755	BlackRock, Inc.	2,622,304
13,896	Citigroup, Inc.	765,253
8,644	Crown Castle International Corp. - REIT	1,448,475
61,978	Huntington Bancshares, Inc.[1]	748,694
24,043	JPMorgan Chase & Co.	2,834,189
78,508	KeyCorp[1]	1,213,734
37,942	MetLife, Inc.[1]	1,751,782
8,265	PNC Financial Services Group, Inc.[1]	1,141,149
18,033	Prologis, Inc. - REIT	1,804,202
25,167	Prudential Financial, Inc.	1,903,129
44,321	U.S. Bancorp	1,915,110
53,341	Wells Fargo & Co.	1,458,876
17,654	WP Carey, Inc. - REIT	1,221,833
		24,943,128
	INDUSTRIAL — 5.9%
105,924	Amcor PLC[2]	1,200,119
11,268	Caterpillar, Inc.[1]	1,956,012
12,023	Emerson Electric Co.[1]	923,607
6,389	General Dynamics Corp.[1]	954,197
3,377	Lockheed Martin Corp.	1,232,605
		6,266,540
20

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of November 30, 2020

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 7.6%
2,251	Broadcom, Inc.	$903,956
82,642	HP, Inc.	1,812,339
41,699	Intel Corp.	2,016,147
4,879	International Business Machines Corp.[1]	602,654
12,768	Microsoft Corp.	2,733,246
		8,068,342
	UTILITIES — 2.8%
20,657	Public Service Enterprise Group, Inc.[1]	1,203,890
30,422	Southern Co.	1,820,757
		3,024,647
	TOTAL COMMON STOCKS
	(Cost $92,995,343)	103,265,696

SHORT-TERM INVESTMENTS — 17.8%
Units
COLLATERAL FOR SECURITIES LOANED — 14.9%
15,917,357	Securities Lending Fund II, LLC [3]	15,917,357

Principal Amount
$3,099,221	UMB Money Market Fiduciary, 0.01% [4]	3,099,221
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $19,016,578)	19,016,578

	TOTAL INVESTMENTS — 114.6%
	(Cost $112,011,921)	122,282,274

	Liabilities in Excess of Other Assets — (14.6)%	(15,594,681)
	TOTAL NET ASSETS — 100.0%	$106,687,593

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $15,537,285 at November 30, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

21

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of November 30, 2020

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	29.4%
Financial	23.4%
Communications	9.8%
Technology	7.6%
Consumer, Cyclical	6.9%
Energy	6.1%
Industrial	5.9%
Basic Materials	4.9%
Utilities	2.8%
Total Common Stocks	96.8%
Short-Term Investments	17.8%
Total Investments	114.6%
Liabilities in Excess of Other Assets	(14.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

22

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2020

	Zacks All-Cap Core Fund		Zacks Small-Cap Core Fund
Assets:
Investments, at value (cost $44,002,894 and $47,400,000, respectively)	$58,656,977	[1]	$52,340,242	[2]
Receivables:
Investment securities sold	-		5,309,244
Fund shares sold	3,169		6,338
Dividends and interest	78,133		54,211
Securities lending income	589		561
Prepaid expenses	13,110		2,171
Total Assets	58,751,978		57,712,767

Liabilities:
Collateral due to broker for securities loaned	8,713,098		5,872,090
Payables:
Investment securities purchased	-		4,259,368
Fund shares redeemed	2,000		122,773
Advisory fees	24,655		28,904
Distribution fees (Note 7)	-		4,416
Fund administration and accounting fees	11,588		23,536
Transfer agent fees and expenses	4,611		12,765
Custody fees	4,481		15,307
Auditing fees	18,746		18,703
Trustees' Deferred Compensation (Note 3)	4,583		4,833
Trustees' fees and expenses	1,168		1,027
Legal fees	820		6,573
Chief Compliance Officer fees	528		434
Accrued other expenses	8,561		24,976
Total Liabilities	8,794,839		10,395,705

Net Assets	$49,957,139		$47,317,062

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$32,674,058		$55,994,434
Total distributable earnings (accumulated deficit)	17,283,081		(8,677,372)
Net Assets	$49,957,139		$47,317,062

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$-		$21,866,589
Shares of beneficial interest issued and outstanding	-		893,174
Offering and redemption price per share	$-		$24.48

Institutional Class:
Net assets applicable to shares outstanding	$49,957,139		$25,450,473
Shares of beneficial interest issued and outstanding	1,780,403		1,021,660
Offering and redemption price per share	$28.06		$24.91

[1]	Includes securities on loan of $8,519,378 (see Note 2).
[2]	Includes securities on loan of $5,538,900 (see Note 2).

See accompanying Notes to Financial Statements.

23

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of November 30, 2020

	Zacks Dividend Fund
Assets:
Investments, at value (cost $112,011,921)	$122,282,274	[3]
Receivables:
Investment securities sold	-
Fund shares sold	172,319
Dividends and interest	344,216
Securities lending income	792
Prepaid expenses	19,340
Total Assets	122,818,941

Liabilities:
Collateral due to broker for securities loaned	15,917,357
Payables:
Investment securities purchased	-
Fund shares redeemed	68,662
Advisory fees	62,880
Distribution fees (Note 7)	13,893
Fund administration and accounting fees	20,684
Transfer agent fees and expenses	6,099
Custody fees	4,353
Auditing fees	18,700
Trustees' Deferred Compensation (Note 3)	4,630
Trustees' fees and expenses	621
Legal fees	421
Chief Compliance Officer fees	1,017
Accrued other expenses	12,031
Total Liabilities	16,131,348

Net Assets	$106,687,593

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$95,496,346
Total distributable earnings (accumulated deficit)	11,191,247
Net Assets	$106,687,593

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$70,481,094
Shares of beneficial interest issued and outstanding	3,356,488
Offering and redemption price per share	$21.00

Institutional Class:
Net assets applicable to shares outstanding	$36,206,499
Shares of beneficial interest issued and outstanding	1,724,996
Offering and redemption price per share	$20.99

[3]	Includes securities on loan of $15,537,285 (see Note 2).

See accompanying Notes to Financial Statements.

24

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2020

	Zacks All-Cap Core Fund	Zacks Small-Cap Core Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0 and $363, respectively)	$741,452	$639,938
Interest	459	370
Securities lending income	11,695	19,618
Total investment income	753,606	659,926

Expenses:
Advisory fees	351,603	585,096
Distribution fees - Investor Class (Note 7)	-	74,953
Fund administration and accounting fees	78,035	108,197
Transfer agent fees and expenses	19,812	61,233
Custody fees	15,875	21,555
Auditing fees	18,519	18,703
Registration fees	15,000	35,797
Shareholder reporting fees	11,798	25,488
Trustees' fees and expenses	7,499	7,648
Chief Compliance Officer fees	6,601	6,273
Legal fees	6,500	15,759
Miscellaneous	2,998	5,830
Insurance fees	2,136	2,506
Total expenses	536,376	969,038
Advisory fees waived	(96,872)	(152,963)
Net expenses	439,504	816,075
Net investment income (loss)	314,102	(156,149)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,391,184	(7,941,622)
Securities sold short	-	2,324
Net realized gain (loss)	2,391,184	(7,939,298)
Net change in unrealized appreciation/depreciation on:
Investments	3,982,448	(6,734,360)
Net change in unrealized appreciation/depreciation	3,982,448	(6,734,360)
Net realized and unrealized gain (loss)	6,373,632	(14,673,658)

Net Increase (Decrease) in Net Assets from Operations	$6,687,734	$(14,829,807)

See accompanying Notes to Financial Statements.

25

STATEMENTS OF OPERATIONS - Continued

For the Year Ended November 30, 2020

Zacks Dividend Fund
Investment income:
Dividends (net of foreign withholdings taxes of $5,115)	$3,048,061
Interest	2,004
Securities lending income	17,221
Total investment income	3,067,286

Expenses:
Advisory fees	716,256
Distribution fees - Investor Class (Note 7)	163,751
Fund administration and accounting fees	128,884
Transfer agent fees and expenses	34,424
Custody fees	14,123
Auditing fees	18,705
Registration fees	32,722
Shareholder reporting fees	21,371
Trustees' fees and expenses	6,900
Chief Compliance Officer fees	7,201
Legal fees	12,742
Miscellaneous	6,600
Insurance fees	2,279
Total expenses	1,165,958
Advisory fees waived	(62,101)
Net expenses	1,103,857
Net investment income (loss)	1,963,429

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	674,736
Securities sold short	-
Net realized gain (loss)	674,736
Net change in unrealized appreciation/depreciation on:
Investments	(2,046,911)
Net change in unrealized appreciation/depreciation	(2,046,911)
Net realized and unrealized gain (loss)	(1,372,175)

Net Increase (Decrease) in Net Assets from Operations	$591,254

See accompanying Notes to Financial Statements.

26

Zacks All-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$314,102	$360,611
Net realized gain on investments	2,391,184	3,196,681
Net change in unrealized appreciation/depreciation on investments	3,982,448	1,929,926
Net increase in net assets resulting from operations	6,687,734	5,487,218

Distributions to Shareholders:
Distributions:
Institutional Class	(3,569,426)	(4,029,291)
Total distributions to shareholders	(3,569,426)	(4,029,291)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	17,207,901	14,315,744
Reinvestment of distributions:
Institutional Class	1,845,845	2,436,165
Cost of shares redeemed:
Institutional Class[1]	(13,596,360)	(19,437,058)
Net increase (decrease) in net assets from capital transactions	5,457,386	(2,685,149)

Total increase (decrease) in net assets	8,575,694	(1,227,222)

Net Assets:
Beginning of period	41,381,445	42,608,667
End of period	$49,957,139	$41,381,445

Capital Share Transactions:
Shares sold:
Institutional Class	731,830	593,363
Shares reinvested:
Institutional Class	74,190	108,274
Shares redeemed:
Institutional Class	(560,866)	(812,147)
Net increase (decrease) in capital share transactions	245,154	(110,510)

[1]	Net of redemption fee proceeds of $5,923 and $892, respectively.

See accompanying Notes to Financial Statements.

27

Zacks Small-Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(156,149)	$(219,568)
Net realized loss on investments and securities sold short	(7,939,298)	(3,066,621)
Net change in unrealized appreciation/depreciation on investments	(6,734,360)	9,130,812
Net increase (decrease) in net assets resulting from operations	(14,829,807)	5,844,623

Distributions to Shareholders:
Distributions:
Investor Class	(55,198)	(9,571,478)
Institutional Class	(241,634)	(3,254,042)
Total distributions to shareholders	(296,832)	(12,825,520)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,730,623	5,683,768
Institutional Class	5,429,844	38,609,815
Reinvestment of distributions:
Investor Class	52,331	9,105,703
Institutional Class	226,785	3,019,437
Cost of shares redeemed:
Investor Class[1]	(22,456,987)	(67,761,547)
Institutional Class[2]	(27,314,777)	(31,511,602)
Net decrease in net assets from capital transactions	(41,332,181)	(42,854,426)

Total decrease in net assets	(56,458,820)	(49,835,323)

Net Assets:
Beginning of period	103,775,882	153,611,205
End of period	$47,317,062	$103,775,882

Capital Share Transactions:
Shares sold:
Investor Class	119,890	233,489
Institutional Class	244,807	1,639,882
Shares reinvested:
Investor Class	2,082	389,465
Institutional Class	8,797	127,134
Shares redeemed:
Investor Class	(1,044,843)	(2,860,003)
Institutional Class	(1,251,129)	(1,261,877)
Net decrease in capital share transactions	(1,920,396)	(1,731,910)

[1]	Net of redemption fee proceeds of $1,064 and $4,523, respectively.
[2]	Net of redemption fee proceeds of $3,242 and $6,817, respectively.

See accompanying Notes to Financial Statements.

28

Zacks Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2020	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,963,429	$1,307,431
Net realized gain on investments	674,736	746,140
Net change in unrealized appreciation/depreciation on investments	(2,046,911)	6,253,347
Net increase in net assets resulting from operations	591,254	8,306,918

Distributions to Shareholders:
Distributions:
Investor Class	(1,936,881)	(3,200,381)
Institutional Class	(714,700)	(230,482)
Total distributions to shareholders	(2,651,581)	(3,430,863)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	25,791,585	26,426,648
Institutional Class	24,072,134	14,866,524
Reinvestment of distributions:
Investor Class	1,923,763	3,155,124
Institutional Class	639,006	229,796
Cost of shares redeemed:
Investor Class[1]	(23,417,922)	(14,244,200)
Institutional Class[2]	(7,110,953)	(1,142,246)
Net increase in net assets from capital transactions	21,897,613	29,291,646

Total increase in net assets	19,837,286	34,167,701

Net Assets:
Beginning of period	86,850,307	52,682,606
End of period	$106,687,593	$86,850,307

Capital Share Transactions:
Shares sold:
Investor Class	1,313,065	1,304,870
Institutional Class	1,295,410	733,402
Shares reinvested:
Investor Class	98,667	162,228
Institutional Class	33,336	11,393
Shares redeemed:
Investor Class	(1,260,029)	(712,354)
Institutional Class	(366,492)	(56,902)
Net increase in capital share transactions	1,113,957	1,442,637

[1]	Net of redemption fee proceeds of $14,020 and $11,977, respectively.
[2]	Net of redemption fee proceeds of $5,134 and $403, respectively.

See accompanying Notes to Financial Statements.

29

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$26.95	$25.89	$26.81	$23.50	$23.95
Income from Investment Operations:
Net investment income[1]	0.18	0.22	0.16	0.07	0.12
Net realized and unrealized gain	3.25	3.21	0.96	4.98	0.74
Total from investment operations	3.43	3.43	1.12	5.05	0.86

Less Distributions:
From net investment income	(0.25)	(0.10)	-	(0.04)	-
From net realized gain	(2.07)	(2.27)	(2.04)	(1.70)	(1.31)
Total distributions	(2.32)	(2.37)	(2.04)	(1.74)	(1.31)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$28.06	$26.95	$25.89	$26.81	$23.50

Total return[3]	13.84%	15.07%	4.44%	22.93%	3.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,957	$41,381	$42,609	$28,085	$26,832

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.22%	1.28%	1.44%	1.74%	1.70%
After fees waived and expenses absorbed	1.00%	1.00%	1.17%[4]	1.63%[5]	1.65%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.49%	0.60%	0.35%	0.17%	0.51%
After fees waived and expenses absorbed	0.71%	0.88%	0.62%	0.28%	0.56%
Portfolio turnover rate	38%	38%	29%	29%	51%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares. Investor shares were re-designated as Institutional shares on April 16, 2018.

[4]	Effective April 16, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the annual operating expense limitation was 1.55%.

[5]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the annual operating expense limitation was 1.65%.

See accompanying Notes to Financial Statements.

30

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$26.80	$27.49	$32.58	$26.77	$24.21
Income from Investment Operations:
Net investment loss[1]	(0.08)	(0.08)	(0.05)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	(2.21)	1.79	(1.27)	6.03	2.60
Total from investment operations	(2.29)	1.71	(1.32)	5.96	2.56

Less Distributions:
From net investment income	(0.03)	-	-	-	-
From net realized gain	-	(2.40)	(3.77)	(0.16)	-
Total distributions	(0.03)	(2.40)	(3.77)	(0.16)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	- [2]
Net asset value, end of period	$24.48	$26.80	$27.49	$32.58	$26.77

Total return[3]	(8.54)%	7.55%	(4.36)%	22.41%	10.57%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,867	$48,666	$111,399	$152,663	$99,615

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.63%	1.53%	1.49%	1.54%	1.68%
After fees waived and expenses absorbed	1.39%	1.39%	1.39%	1.39%	1.43%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.61)%	(0.45)%	(0.27)%	(0.39)%	(0.43)%
After fees waived and expenses absorbed	(0.37)%	(0.31)%	(0.17)%	(0.24)%	(0.18)%

Portfolio turnover rate	135%	114%	129%	162%	147%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class.

See accompanying Notes to Financial Statements.

31

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$27.29	$27.88	$32.92	$26.99	$24.32
Income from Investment Operations:
Net investment income (loss) [1]	(0.03)	(0.01)	0.02	-	0.02
Net realized and unrealized gain (loss)	(2.23)	1.82	(1.29)	6.09	2.63
Total from investment operations	(2.26)	1.81	(1.27)	6.09	2.65

Less Distributions:
From net investment income	(0.12)	-	-	-	-
From net realized gain	-	(2.40)	(3.77)	(0.16)	-
Total distributions	(0.12)	(2.40)	(3.77)	(0.16)	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	0.02
Net asset value, end of period	$24.91	$27.29	$27.88	$32.92	$26.99

Total return[3]	(8.28)%	7.78%	(4.11)%	22.67%	10.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,450	$55,110	$42,212	$26,953	$7,013

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.38%	1.28%	1.24%	1.29%	1.39%
After fees waived and expenses absorbed	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.36)%	(0.20)%	(0.02)%	(0.14)%	(0.14)%
After fees waived and expenses absorbed	(0.12)%	(0.06)%	0.08%	0.01%	0.11%

Portfolio turnover rate	135%	114%	129%	162%	147%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

32

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.89	$20.87	$20.78	$17.92	$16.69
Income from Investment Operations:
Net investment income[1]	0.42	0.39	0.36	0.32	0.35
Net realized and unrealized gain (loss)	(0.71)	1.87	0.48	2.81	1.35
Total from investment operations	(0.29)	2.26	0.84	3.13	1.70

Less Distributions:
From net investment income	(0.41)	(0.37)	(0.34)	(0.27)	(0.31)
From net realized gain	(0.19)	(0.87)	(0.41)	-	(0.16)
Total distributions	(0.60)	(1.24)	(0.75)	(0.27)	(0.47)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$21.00	$21.89	$20.87	$20.78	$17.92

Total return[3]	(1.11)%	11.71%	4.16%	17.58%	10.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$70,481	$70,157	$51,121	$47,007	$26,671

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.37%	1.43%	1.58%	1.66%	1.95%
After fees waived and expenses absorbed	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.06%	1.81%	1.49%	1.30%	1.40%
After fees waived and expenses absorbed	2.13%	1.94%	1.77%	1.66%	2.05%

Portfolio turnover rate	14%	13%	25%	18%	15%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

33

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,			For the Period January 31, 2017* through November 30,
	2020	2019	2018	2017
Net asset value, beginning of period	$21.89	$20.87	$20.78	$18.36
Income from Investment Operations:
Net investment income[1]	0.46	0.45	0.41	0.32
Net realized and unrealized gain (loss)	(0.71)	1.87	0.48	2.34
Total from investment operations	(0.25)	2.32	0.89	2.66

Less Distributions:
From net investment income	(0.46)	(0.43)	(0.39)	(0.24)
From net realized gain	(0.19)	(0.87)	(0.41)	-
Total distributions	(0.65)	(1.30)	(0.80)	(0.24)

Redemption fee proceeds[1]	- [2]	- [2]	-	-
Net asset value, end of period	$20.99	$21.89	$20.87	$20.78

Total return[3]	(0.89)%	12.04%	4.42%	14.57%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,206	$16,694	$1,562	$229

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.12%	1.18%	1.33%	1.41%[5]
After fees waived and expenses absorbed	1.05%	1.05%	1.05%	1.05%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.31%	2.06%	1.74%	1.60%[5]
After fees waived and expenses absorbed	2.38%	2.19%	2.02%	1.96%[5]

Portfolio turnover rate	14%	13%	25%	18%[4]

*	Commencement of operations.

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

34

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2020

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

35

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

(b) Short Sales

The Zacks Small-Cap Core Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

36

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended November 30, 2017 - 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(g) Securities Lending

The Funds have entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”).  Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned.  Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral.  Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement.  Securities lending income is disclosed as such in the Statement of Operations.

37

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

As of November 30, 2020, the Funds loaned securities which were collateralized by cash and other securities.  The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
All-Cap Core Fund	$8,519,378	$8,713,098
Small-Cap Core Fund	$5,538,900	$5,872,090
Dividend Fund	$15,537,285	$15,917,357

*	The Funds hold units of Securities Lending Fund II, LLC as collateral on securities loaned. The Securities Lending Fund II, LLC was established for the investment and reinvestment of cash collateral on behalf of the Funds pursuant to BMO’s Securities Lending Program.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed by Fund in the table below.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2023 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual
	Advisory	Operating Expenses†
	Fees	Investor Class	Institutional Class
All-Cap Core Fund	0.80%	-	1.00%
Small-Cap Core Fund	0.90%	1.39%	1.14%
Dividend Fund	0.80%	1.30%	1.05%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

For the year ended November 30, 2020, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$96,872
Small-Cap Core Fund	152,963
Dividend Fund	62,101
Total	$311,936

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At November 30, 2020, the amount of these potentially recoverable expenses was $314,225, $484,865 and $277,400 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

38

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
2021	$101,261	$168,499	$131,557
2022	116,092	163,403	83,742
2023	96,872	152,963	62,101
Total	$314,225	$484,865	$277,400

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended November 30, 2020, are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2020, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At November 30, 2020, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$44,034,015	$47,490,827	$112,052,290

Gross unrealized appreciation	$15,074,504	$6,978,570	$17,243,423
Gross unrealized depreciation	(451,542)	(2,129,155)	(7,013,439)
Net unrealized appreciation (depreciation) on investments	$14,622,962	$4,849,415	$10,229,984

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

39

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2020 permanent differences in book and tax accounting have been reclassified to paid in capital and total undistributable income/loss as follows:

Total
	Paid-in	Distributable
	capital	Earnings (Loss)

All-Cap Core Fund	$-	$-
Small-Cap Core Fund	(173,027)	173,027
Dividend Fund	-	-

As of November 30, 2020, the components of accumulated earnings on a tax basis were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$301,401	$-	$296,436
Undistributed long-term gains	2,363,301	-	669,457
Tax accumulated earnings	2,664,702	-	965,893

Accumulated capital and other losses	$-	$(13,521,954)	$-

Unrealized appreciation (depreciation) on investments	14,622,962	4,849,415	10,229,984
Unrealized Deferred Compensation	(4,583)	(4,833)	(4,630)

Total accumulated earnings	$17,283,081	$(8,677,372)	$11,191,247

The tax character of distributions paid during the fiscal years ended November 30, 2020 and November 30, 2019 were as follows:

	All-Cap Core Fund
	2020	2019
Distributions paid from:
Ordinary income	$375,717	$168,697
Long-term capital gains	3,193,708	3,860,594
Total distributions paid	$3,569,425	$4,029,291

40

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

	Small-Cap Core Fund		Dividend Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$296,807	$5,526,896	$2,023,641	$1,221,402
Long-term capital gains	-	7,298,624	627,940	2,209,461
Total distributions paid	$296,807	$12,825,520	$2,651,581	$3,430,863

At November 30, 2020, the Funds had the following accumulated capital loss carryforwards.

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund

Not Subject to Expiration	-	10,511,455	-
Short-term	-	2,994,422	-
Long-term	$-	$13,505,877	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of November 30, 2020, the Small Cap Core Fund had a qualified late-year ordinary loss of $16,077, which is deferred until fiscal year end 2021 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended November 30, 2020, and the year ended November 30, 2019, redemption fees were as follows:

	November 30, 2020	November 30, 2019
All-Cap Core Fund	$5,923	$892
Small-Cap Core Fund	4,306	11,340
Dividend Fund	19,154	12,380

Note 6 – Investment Transactions

For the year ended November 30, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$17,633,406	$16,267,915	$-	$-
Small-Cap Core Fund	88,170,324	130,084,182	32,943	30,619
Dividend Fund	34,002,708	11,929,901	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

41

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

For the year ended November 30, 2020, the distribution fees incurred for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

42

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2020, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$48,979,698	$-	$-	$48,979,698
Short-Term Investments	9,677,279	-	-	9,677,279
Total Investments	$58,656,977	$-	$-	$58,656,977

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$46,113,573	$-	$-	$46,113,573
Short-Term Investments	6,226,669	-	-	6,226,669
Total Investments	$52,340,242	$-	$-	$52,340,242

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$103,265,696	$-	$-	$103,265,696
Short-Term Investments	19,016,578	-	-	19,016,578
Total Investments	$122,282,274	$-	$-	$122,282,274

1All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 10 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments are not reasonably estimable at this time.

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

43

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2020

The Funds declared the payment of a distribution to be paid, on December 15, 2020, to shareholders of record on December 14, 2020 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
All-Cap Core Fund	Institutional Class	$1.33626	$-	$0.16572
Small-Cap Core Fund	Investor Class	-	-	-
Small-Cap Core Fund	Institutional Class	-	-	-
Dividend Fund	Investor Class	0.13257	-	0.11426
Dividend Fund	Institutional Class	0.13257	-	0.12704

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

44

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of the Zacks Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2020, the results of their operations the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020 by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 27, 2021

45

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation

For the fiscal year ended November 30, 2020, the All-Cap Core and Dividend Income Funds designate $3,193,708 and $627,940, respectively, as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the All-Cap Core, Small-Cap Core and Dividend Funds designate income dividends of 100%, 100% and 100%, respectively, as qualified dividend income paid during the fiscal year ended November 30, 2020.

Corporate Dividends Received Deduction

For the fiscal year ended November 30, 2020, 100%, 100% and 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the All-Cap Core, Small-Cap Core and Dividend Funds, respectively.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	3	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	3	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).

46

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Independent Trustees:
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	3	361 Social Infrastructure Fund, a closed-end investment company.
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	3	Investment Managers Series Trust II, a registered investment company (includes 19 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund; Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	3	Investment Managers Series Trust II, a registered investment company (includes 19 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.

47

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Interested Trustee:
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	3	361 Social Infrastructure Fund, a closed-end investment company.
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary, and Assistant Treasurer	Since March 2016	Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019); Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

48

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 55 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Fund(s) managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.

49

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At a meeting held on September 16-17, 2020, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	the Zacks All-Cap Core Fund (the “All-Cap Core Fund”),

•	the Zacks Dividend Fund (the “Dividend Fund”), and

•	the Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”).

In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Advisory Agreement at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2020; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

50

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The All-Cap Core Fund’s annualized total return for the three-year period was above the Peer Group and Large Blend Fund Universe median returns, but below the Russell 3000 Index return by 0.11%. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the Index return by 0.54%. For the five-year period, the Fund’s annualized total return was above the Peer Group median return, but below the Fund Universe median return by 0.17% and the Index return by 1.65%. The Fund’s annualized total return for the ten-year period was the same as the Peer Group median return, but below the Fund Universe median return and the Index return by 0.61% and 1.76%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk adjusted returns, as measured by its Sharpe ratio; and its Morningstar risk score, which measures downside volatility, ranked it in the first or second quartile of the funds in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods.

•	The Dividend Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Large Value Fund Universe median returns and the Russell 1000 Value Index returns.

•	The Small-Cap Core Fund’s annualized total return for the five-year period was above the Peer Group median return, but below the Small Blend Fund Universe median return and the Russell 2000 Index return by 1.49% and 3.59%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group median return by 0.82%, the Fund Universe median return by 2.09%, and the Index return by 5.86%. The Fund’s total return for the one-year period was below the Peer Group and Fund Universe median returns and the Index return by 4.99%, 6.16%, and 12.65%, respectively. The Trustees considered the Investment Advisor’s explanations that the Fund’s underperformance during the one-year period, which affected the Fund’s relative returns for the other periods, had been attributable to the lack of growth companies within the portfolio, as growth stocks had performed well and small-cap value stocks had performed poorly; that using lower short interest relative to shares outstanding as an alpha criteria resulted in the Fund avoiding some of the small-cap biotech companies that had performed well; and that the Fund’s weightings to sectors, such as construction companies, that were negatively affected by the COVID-19 pandemic, contributed to the Fund’s underperformance. The Trustees observed that the Fund’s standard deviation ranked it in the top half of the funds in the Peer Group and Fund Universe, which meant that the Fund had taken on less risk than most funds in those groups, for the one-, three-, and five-year periods.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The All-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Blend Fund Universe medians by 0.05% and 0.15%, respectively. The Trustees noted the Investment Advisor’s prior observations that the Fund has the flexibility to move between capitalization structures and growth and value strategies, which generally requires more work than managing other funds in the Peer Group and Fund Universe. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

51

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group median, but higher than the Fund Universe median by 0.21%. The Trustees noted, however, that the average net assets of the Fund were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The Dividend Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Large Value Fund Universe median by 0.15%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.15% and 0.24%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board also considered the Investment Advisor’s prior observation that unlike many of the funds in the Peer Group, the Fund belongs to a smaller fund family and is not able to take advantage of economies of scale like other funds in the Peer Group.

•	The Small-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Small Blend Fund Universe medians by 0.05% and 0.0875%, respectively. The Trustees noted, however, that the Fund’s advisory fee was not in the top quartile of funds in the Peer Group. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.07% and 0.14%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

52

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2020, noting that the Investment Advisor had waived a significant portion of its advisory fee for the All-Cap Core Fund, and had waived a portion of its advisory fee for each of the Dividend Fund and Small-Cap Core Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the All-Cap Core Fund, Dividend Fund, and Small-Cap Core Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

53

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 16-17, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Zacks All-Cap Core Fund

Zacks Dividend Fund

Zacks Small-Cap Core Fund

The Board has appointed Zacks Investment Management, Inc., the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019 through June 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments;
•	An overview of market liquidity for each Fund during the Program Reporting Period;
•	Each Fund’s ability to meet redemption requests;
•	Each Fund’s cash management;
•	Each Fund’s borrowing activity, if any, in order to meet redemption requests;
•	Each Fund’s compliance with the 15% limit of illiquid investments; and
•	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

54

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

55

Zacks Funds

EXPENSE EXAMPLES

For the Six Months Ended November 30, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 to November 30, 2020.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/20	11/30/20	6/1/20–11/30/20
Institutional Class	Actual Performance	$1,000.00	$1,161.40	$5.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.00	5.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
56

Zacks Funds

EXPENSE EXAMPLES - (Continued)

For the Six Months Ended November 30, 2020 (Unaudited)

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/20	11/30/20	6/1/20–11/30/20
Investor Class	Actual Performance	$1,000.00	$1,210.10	7.69
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.04	7.02
Institutional Class	Actual Performance	1,000.00	1,211.60	6.31
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.29	5.76

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/20	11/30/20	6/1/20–11/30/20
Investor Class	Actual Performance	$1,000.00	$1,111.90	$6.86
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.51	6.55
Institutional Class	Actual Performance	1,000.00	1,113.30	5.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.76	5.30

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
57

Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 West Monroe, Suite 4350

Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 1. Report to Stockholders (Continued).

(b) Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888-453-4003).

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2020	FYE 11/30/2019
Audit Fees	$ 47,700	$ 61,800
Audit-Related Fees	N/A	N/A
Tax Fees	$ 8,400	$ 11,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2020	FYE 11/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2020	FYE 11/30/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	02/05/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	02/05/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	02/05/2021